1.  Name and address of issuer

	Active Assets California
Tax-Free Trust

2.  The name of each series or
class of securities for which this
Form is filed
	x

3a.  Investment Company Act File Number:

	811-06350

3b.  Securities Act File Number:

	33-41685

4a.  Last day of fiscal year for which
this Form is filed:

	June 30, 2012

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c.  []  Check box if this is the last
time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
securities sold during the fiscal year
pursuant to section 24(f):
6,411,437,322

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal year:
6,589,275,823

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than October
11, 1995 that were not previously used to
reduce registration fees payable to the
Commission:	937,295,843

	(iv)  Total available redemption
credits [add items 5(ii) and 5(iii)]:
(7,526,571,666)

	(v)  Net sales -- if item 5(i) is
greater than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	0.00

	(vi)  Redemption credits available
for use in future years - if item 5(i) is
less than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	(1,115,134,344)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):
..0001146

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under the
Securities Act of 1933 pursuant to rule
24e-2 as in effect before October 11, 1997,
then report the amount of securities
(number of shares or shares or other units)
deducted here:	.  If there is a number
of shares or other units that were
registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for
which this form is filed that are
available for use by the issuer in future
fiscal years, then state that number here:
	.

	If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of shares or shares
or other units) deducted here:	.
If there is a number of shares or
other units that were registered pursuant
to rule 24e-2 remaining unsold at the
end of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here:	.

	0.00

8.  Total of the amount of registration
fee due plus any interest due
[line 5(viii) plus line 7]:

	0.00
9.  Date the registration fee
and any interest payment was
sent to the Commission's lockbox
depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been
signed below by the following
persons on behalf of the issuer
and in the capacities and on the
dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2012"
*Please print the name and title
of the signing officer below the